Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Other comprehensive income that will not be reclassified to profit or loss, net of tax	[1]	$ 11	$ 20	$ 48
Foreign currency translation reserve
Other comprehensive income that will be reclassified to profit or loss, net of tax		50	35	40
Non-foreign operations | Foreign currency translation reserve
Other comprehensive income that will not be reclassified to profit or loss, net of tax		$ 1,410	$ 1,396	$ 1,401

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.